Employee Benefits Expense - Summary of Employee Benefits Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total employee benefits expense	€ 331,279	€ 309,015	€ 286,203
Cost of Sales
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	204,705	186,833	175,090
Social security costs	42,425	41,364	40,025
Pension costs	11,030	7,346	7,036
Share-based payment expense	108	132	113
Selling and marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	16,431	13,504	12,423
Social security costs	2,575	2,590	2,442
Pension costs	464	409	390
Share-based payment expense	230	427	57
Research and development expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	12,668	16,352	14,430
Social security costs	1,968	2,101	1,862
Pension costs	492	679	466
Share-based payment expense	38	(46)	167
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Wages and salaries	30,287	29,487	24,518
Social security costs	6,320	5,299	4,846
Pension costs	1,154	1,116	699
Share-based payment expense	€ 384	€ 1,422	€ 1,639